Taxation	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Taxation
9.	Taxation

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

British Virgin Islands (“BVI”)

Youbus International Limited is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Youbus International Limited is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Webus Hongkong Limited is incorporated in Hong Kong and is subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2,000,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000,000 will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

Under the Enterprise Income Tax (“EIT”) Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”). EIT grants preferential tax treatment to HNTEs at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Zhejiang Youba obtained its HNTE status in December 2021, and was entitled to the preferential income tax rate of 15%
for the calendar years ended December 31, 2021, 2022 and 2023
. The HNTE certificate was expired in December 2024 and Zhejiang Youba did not renew this certificate any more. Thus, Zhejiang Youba did not enjoy the 15% preferential tax rate since
January 1, 2024.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended June 30, 2024 and 2025, all PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates

United States

Wetour Travel Tech LLC, which is incorporated in the U.S. is subject to a combination of federal income tax rate of 21% and Delaware state income tax rate of 8.7%. Wetour Travel Tech LLC had no income from Delaware state for the years ended June 30, 2023, 2024 and 2025. As a result, Wetour Travel Tech LLC is merely subject to a federal income tax rate of 21% for the years ended June 30, 2023, 2024 and 2025.

(
Loss
)
/Income
 before provision for income taxes is attributable to the following geographic locations:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(17,725,199)	(4,504,937)	(5,141,885)
United States	342,784	403,291	(7,438,517)
Hong Kong	-	-	13
Total loss before income taxes	(17,382,415)	(4,101,646)	(12,580,389)

The following table sets forth current and deferred portion of income tax expense/(benefit) of the
Group
:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense/(benefit) :
PRC	176,434	(71,265)	-
United States	71,985	25,211	(97,344)
Hong Kong	-	-	2
Total current income tax expense/(benefit)	248,419	(46,054)	(97,342)
Total deferred income tax	-	-	-
Total income tax expense/(benefit)	248,419	(46,054)	(97,342)

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
L oss before income tax	(17,382,415)	(4,101,646)	(12,580,389)
PRC statutory income tax rate	25%	25%	25%
Income tax benefit at statutory tax rate of 25%	(4,345,604)	(1,025,412)	(3,145,097)
Effect of different tax rates in other jurisdictions	(13,711)	(18,513)	1,310,516
Effect of additional deduction for R&D expenses	(591,808)	(332,759)	(10,811)
Effect of non-deductible share-based compensation expenses	3,220,246	-	-
Effect of non-deductible entertainment expense	22,017	93,262	37,901
Effect of preferential tax rates	208,460	1,660,278	1,028,377
Effect of deferred tax effect of tax rate change	16,889	3,100,939	-
Effect of deferred offering cost	-	(1,337,541)	-
Effect of NOL true up	-	499,562	(266,824)
Effect of change in valuation allowance	1,731,930	(2,685,870)	948,596
Income tax expenses/(benefit)	248,419	(46,054)	(97,342)

Deferred Taxes

The significant components of the net deferred tax assets are summarized below:

	As of June 30,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating loss carried forward	1,916,057	2,788,726
Accrued expenses	57,287	111,329
Lease liabilities	11,779	2,773
Excess advertising expense	-	18,656
Total deferred tax assets	1,985,123	2,921,484
Less: valuation allowance	1,969,757	2,918,353
Total deferred tax assets, net of valuation allowance	15,366	3,131
Net off against deferred tax liabilities	15,366	3,131
Net deferred tax assets	-	-

Deferred tax liabilities:
Right-of-use assets	(15,366)	(3,131)
Total deferred tax liabilities	(15,366)	(3,131)
Net off against deferred tax assets	15,366	3,131
Net deferred tax liabilities	-	-

Changes in valuation allowance are as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the years	4,655,627	1,969,757
Additions of valuation allowance	415,069	948,596
Deferred tax effect of tax rate change	(3,100,939)	-
Balance at the end of the years	1,969,757	2,918,353

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carry back of losses is not permitted.

Total net operating losses (NOLs) carry forwards of the Group’s entities in mainland China is RMB38,321,142 and RMB41,413,435 as of June 30, 2024 and 2025, respectively. As of June 30, 2025, net operating loss carry forwards from PRC will expire in fiscal years 2028 through 2032, if not utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of June 30, 2024 and 2025, RMB1,969,757 and RMB2,918,353
valuation allowance has been established
,
respectively
.

Unrecognized Tax Benefits

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended June 30, 2023, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In the United States, the Internal Revenue Service generally has the authority to examine federal income tax filings for three years from the date of filing, with an extended six-year statute of limitations in cases where a substantial understatement of income occurs, defined as an omission exceeding 25% of reported income.